Related party transactions (Tables)	12 Months Ended
Jun. 30, 2022
Summary of Employee Benefits Expense

	Short term			Post-employment	Other long term	Share-based payments(1)
	Salary & fees	Cash bonus & non-monetary benefits	Annual leave accrual(2)	Super-annuation	Long service leave accrual(3)	Performance Rights	Total
Total directors	652,692	-	(14,636)	53,669	9,545	152,453	853,723

(1)	The fair value of the performance rights is calculated in accordance with IFRS 2 Share-based Payments for non-market performance conditions. The value disclosed is the portion of the grant-date fair value of the performance rights recognised as an expense in each reporting period.
(2)	Represents accounting adjustments for accrued annual leave.
(3)	In accordance with AASB 119 Employee benefits, long service leave is classified as other long-term employee benefits.

Summary of Performance Rights Held

The movement during the reporting period of Performance Rights over ordinary shares in Locafy Limited held, directly, indirectly or beneficially by directors, including their related parties, is as follows:

	Held at July 1, 2021	Granted as compensation	Exercised	Lapsed	Forfeited	Other changes (1)	Held at June 30, 2022	Vested during the year	Vested and exercise-able at June 30, 2022
Total Directors	500,000	1,077,680	-	-	500,000	849,458	1,927,138	-	-

(1)	In order to preserve cash and to reduce debt, the directors agreed to apply unpaid salaries and director’s fees as at 30 June 2022 towards acquiring performance rights. The number of performance rights issued was based upon a price of US$0.61 per Performance Right; which was calculated by applying the 30-day volume weighted average price per Locafy share ended 30 June 2022 and a AUD:USD exchange rate of $0.7030; being the 30-day average rate ended 30 June 2022 (published by the Reserve Bank of Australia).

Summary of Shares Held

The movement during the reporting period in the number of ordinary shares in Locafy Limited held, directly, indirectly or beneficially, by directors, including their related parties, is as follows:

	Held at July 1, 2021	Received on exercise of Performance Rights	Other changes (1)	Held at June 30, 2022
Total Directors	5,546,193	-	156,102	5,702,295

(1)	Other changes represent shares that were purchased or sold during the year and the automatic conversion of notes upon the Company listing on the Nasdaq stock exchange